Share Based Compensation Plans	12 Months Ended
Mar. 31, 2020
Share Based Compensation Plans
Share Based Compensation Plans
27	SHARE BASED COMPENSATION PLANS

The compensation cost recognised with respect to all outstanding plans and by grant of shares, which are all equity settled instruments, is as follows:

	Year ended March 31
	2020	2019	2018
	(in thousands)
IPO India Plan	$145	$1,198	$1,572
JSOP Plan	—	—	615
Option award scheme 2012	—	—	197
2014 Share Plan	—	47	(22)
2015 Share Plan(*)	1,976	3,059	100
Other share option awards(**)	7,829	5,346	7,283
Management scheme (staff share grant) (***)	12,318	11,911	8,173
	$22,268	$21,561	$17,918

(*) includes 674,045 options granted towards Share Plan 2015 during twelve months ended March 31, 2020 at an exercise price of $ 2 per share and average grant date fair value of $ 0.82 per share. In February 2020, the exercise price of said options were modified to GBP 0.3, resulting in incremental fair value of $ 0.55 per share. In addition, includes 233,364 and 622,035 options granted in prior year/s and wherein the exercise price was modified to $ 2 per share and GBP 0.3 per share, respectively, resulting in incremental fair value of $ 0.55-0.63 per share and $ 1.18 per share, respectively.

(**) includes Restricted Share Unit (RSU) and Other share option plans. In respect of 4,899,280 units/options granted towards RSU during twelve months ended March 31, 2020, intrinsic value $ 1.94 per share approximates grant date fair value. Includes 873,000 options accelerated for immediate vesting as against original vesting period of 3 years, resulting in incremental at grant date fair value of $1.64 per share.

(***) includes 10,230,320 shares granted twelve months ended March 31, 2020 to management personnel at intrinsic value $ 1.94 per share approximates grant date fair value.

Joint Stock Ownership Plan (JSOP)

In April 2012, the Company established a controlled trust called the Eros International Plc Employee Benefit Trust (“JSOP Trust”). The JSOP Trust purchased 2,000,164 shares of the Company out of funds borrowed from the Company and repayable on demand. The Company’s Board, Nomination and Remuneration Committee recommends to the JSOP Trust certain employees, officers and key management personnel, to whom the JSOP Trust will be required to grant shares from its holdings at nominal price. Such shares are then held by the JSOP Trust and the scheme is referred to as the “JSOP Plan.” The shares held by the JSOP Trust are reported as a reduction in stockholders’ equity and termed as ‘JSOP reserves’.

The movement in the shares held by the JSOP Trust is given below:

	Year ended March 31
	2020	2019	2018
Shares held at the beginning of the year	384,862	1,146,955	1,146,955
Shares granted	—	—	—
Shares exercised (*)	—	—	—
Shares forfeiture/lapsed	(384,862)	(762,093)	—
Shares held at the end of the year	—	384,862	1,146,955
Unallocated shares held by trust	1,253,656	868,794	106,701
	—	1,253,656	1,253,656

(*) During the year unallocated shares held by the trust were issued to the content vendor at $3.6 per share.

Employee Stock Option Plans

A summary of the general terms of the grants under stock option plans and stock awards are as follows:

Range of exercise prices
IPO India Plan	INR 10 – 150
2014 Share Plan	$16.25–$18.30
2015 Share Plan	$2-33.12 & GBP 0.3
Other share option plans	$16.00
RSU	Nil-0.3 GBP
Management Share Award	—

Employees covered under the stock option plans are granted an option to purchase shares of the Company at the respective exercise prices, subject to fulfillment of vesting conditions (generally service conditions). These options generally vest in tranches over a period of one to five years from the date of grant. Upon vesting, the employees can acquire one share for every option. The maximum contractual term for these stock option plans ranges between two to ten years.

The activity in these employee stock option plans is summarized below:

		Year ended March 31
		2020			2019			2018
	Name of Plan	Number of shares	Weighted average exercise price		Number of shares	Weighted average exercise price		Number of shares	Weighted average exercise price
Outstanding at the beginning of the year	IPO India Plan	757,886	INR	32.17	1,624,035	INR	28.85	2,108,063	INR	34.96
Granted		—		—	—		—	863,320		10.00
Exercised		(121,496)		10.00	(536,263)		10.00	(1,113,160)		32.19
Forfeited and lapsed		(156,775)		10.00	(329,886)		51.66	(234,188)		10.00
Outstanding at the end of the year		479,615		45.03	757,886		32.17	1,624,035		28.85
Exercisable at the end of the year		325,740	INR	61.56	289,002	INR	68.13	501,122	INR	65.14

Outstanding at the beginning of the year	JSOP Plan	384,862		$11.00	1,146,955		$16.22	1,146,955		$16.22
Granted		—		—	—		—	—		—
Exercised		—		—	—		—	—		—
Forfeited and lapsed		(384,862)		11.00	(762,093)		18.86	—		—
Outstanding at the end of the year		—		$—	384,862		$11.00	1,146,955		$16.22
Exercisable at the end of the year		—		$—	384,862		$11.00	728,736		$11.00

Outstanding at the beginning of the year	Option award scheme 2012	—		$—	674,045		$11.00	674,045		$11.00
Granted		—		—	—		—	—		—
Exercised		—		—	—		—	—		—
Forfeited and lapsed		—		—	(674,045)		11.00	—		—
Outstanding at the end of the year		—		—	—		—	674,045		11.00
Exercisable at the end of the year		—		—			—	449,363		$11.00

Outstanding at the beginning of the year	2014 Share Plan	399,999		$17.79	399,999		$17.79	723,749		$18.06
Granted		—		—	—		—	—		—
Exercised		—		—	—		—	—		—
Forfeited and lapsed		—		—	—		—	(323,750)		18.39
Outstanding at the end of the year		399,999		17.79	399,999		17.79	399,999		17.79
Exercisable at the end of the year		399,999		$17.79	399,999		$17.79	289,583		$17.67

Outstanding at the beginning of the year (i)	2015 Share Plan	1,290,399		$14.68	211,250		$16.21	233,750		$16.23
Granted (ii)		674,045		0.38	1,305,399		14.86	—		—
Exercised		(132,013)		2.00	(10,416)		7.92	(10,208)		8.71
Forfeited and lapsed		(233,333)		16.18	(215,834)		18.23	(12,292)		14.64
Outstanding at the end of the year		1,599,098		2.69	1,290,399		14.68	211,250		16.21
Exercisable at the end of the year		1,549,098		$2.72	981,545		$14.66	181,354		$17.36

Outstanding at the beginning of the year	Other share option plans	500,000		$16.00	500,000		$18.88	500,000		18.88
Granted		—			—			—		—
Exercised		—			—			—		—
Forfeited and lapsed		(500,000)		16.00	—			—		—
Outstanding at the end of the year		—		—	500,000		16.00	500,000		18.88
Exercisable at the end of the year		—		$—	400,000		$16.00	300,000		$18.88

Outstanding at the beginning of the year	RSU	505,945		—	837,590		—	182,725		—
Granted (iii)		4,899,280		0.06	211,567		—	1,044,290		—
Exercised		(2,088,181)		—	(450,541)		—	(366,491)		—
Forfeited and lapsed		(37,447)		—	(92,672)		—	(22,934)		—
Outstanding at the end of the year		3,279,597		0.1	505,944		—	837,590		—
Exercisable at the end of the year		311,740		—	34,416		—	119,150		—

Outstanding at the beginning of the year	Management Scheme	2,593,333		—	1,513,333		—	1,130,000		—
Granted (iv)		10,230,320		—	1,400,000		—	700,000		—
Exercised (v)		(7,448,320)		—	(320,000)		—	(316,667		—
Forfeited and lapsed		(320,000)		—	—		—	—		—
Outstanding at the end of the year		5,055,333		0.01	2,593,333		—	1,513,333		—
Exercisable at the end of the year		890,000		0.03	516,667		—	173,333		—

(i) includes 233,364 and 622,035 options granted in prior year/s and wherein the exercise price was modified to $ 2 per share and GBP 0.3 per share, respectively.

(ii) Options granted in during the year, wherein the exercise price was modified to GBP 0.3 per share

(iii) Out of above, 873,000 RSU were accelerated for immediate vesting as against original vesting period of 3 years.

(iv) Includes 6,808,320 B Ordinary shares granted on July 12, 2019 and February 28, 2020, respectively

(v) Includes issuance of 6,808,320 B Ordinary treasury shares

The following table summarizes information about outstanding stock options:

	Year ended March 31
	2020			2019			2018
Name of Plan	Weighted average remaining life (Years)	Weighted average exercise price		Weighted average remaining life (Years)	Weighted average exercise price		Weighted average remaining life (Years)	Weighted average exercise price
IPO India Plan	6.30	INR*	45.03	7.70	INR*	32.17	8.11	INR*	35.0
JSOP Plan	—		$—	3.05		$11.00	3.93		$16.19
Option award scheme 2012	—		$—	—		$—	3.75		$11.00
2014 Share Plan	1.25		$17.79	2.25		$17.79	5.96		$17.79
2015 Share Plan	5.00		$2.69	6.01		$14.68	6.06		$16.21
Other share option plans	—		$—	1.87		$16.00	2.87		$18.88
RSU	9.36		$—	6.00		$—	5.60		$—
Management Scheme	8.94		$0.1	6.00		$—	5.56		$—

 *INR – Indian Rupees

2015 Share Plan

The following table summarizes information about inputs to the fair valuation model for options granted during the year:

Inputs
Expected volatility(1)	108.2%
Option life (Years)	2.6
Dividend yield	0%
Risk free rate	0.3
Range of exercise price of the granted options at the grant date(2)	$0.38

(1)	The expected volatility of all other options is based on the historic share price volatility of the Company over time periods comparable to the time from the grant date to the maturity dates of the options.
(2)	Fair value of options granted under all other schemes is measured using a Black Scholes model.